Organization, Nature of Business, and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization, Nature Of Business, and Liquidity Considerations [Abstract]
Organization Nature Of Business And Liquidity Considerations [Text Block]

1. Organization, Nature of Business, and Basis of Presentation

Organization, Nature of Business, and Basis of Presentation

BioFuel Energy Corp. (“we” or “the Company”) was incorporated as a Delaware corporation on April 11, 2006 to invest solely in BioFuel Energy, LLC (the “LLC”), a limited liability company organized on January 25, 2006 to build and operate ethanol production facilities in the Midwestern United States. The Company’s headquarters are located in Denver, Colorado. We are a holding company with no operations of our own. We are the sole managing member of the LLC, which is itself a holding company and indirectly owned all of our former operating assets. As the sole managing member of the LLC, the Company operates and controls all of the business and affairs of the LLC and its subsidiaries.
The Company operated two dry-mill ethanol production facilities located in Wood River, Nebraska and Fairmont, Minnesota from June 2008 through November 22, 2013, which produced and sold ethanol and its related co-products, primarily distillers grain and corn oil. The Company’s ethanol plants were owned and operated by the operating subsidiaries of the LLC (“Operating Subsidiaries”). Those Operating Subsidiaries were party to a Credit Agreement (the “Senior Debt Facility”) with a group of lenders, and substantially all of the assets of the Operating Subsidiaries were pledged as collateral under the Senior Debt Facility. On November 22, 2013, the Company’s ethanol plants and all related assets were transferred to certain designees of the lenders (“Newco”) in full satisfaction of all outstanding obligations under the Senior Debt Facility. Newco simultaneously sold the ethanol plants to Green Plains Renewable Energy, Inc. The Company is currently providing engineering and/or business consulting services to a variety of next generation biofuel and bio-chemical companies. These services are expected to provide a negligible amount of revenue in 2014.
On March 28, 2014, the Company received a preliminary non-binding proposal (the “Proposal”) from James R. Brickman (together with certain trusts and family members, the “Brickman Parties”) and Greenlight Capital, Inc. (together with certain affiliates, “Greenlight”), one of our principal stockholders and an investment management company co-founded by David Einhorn, one of our directors, who serves as its President. The Brickman Parties and Greenlight proposed a transaction pursuant to which the Company would acquire all of the equity interests of JBGL Capital, LP and JBGL Builder Finance, LLC, and their direct and indirect subsidiaries (collectively, “JBGL”) for $275 million, payable in cash and shares of our common stock. JBGL is a series of real estate entities involved in the purchase and development of land for residential purposes, construction lending and home building operations. JBGL is currently owned and controlled by Greenlight and the Brickman Parties
In response to the Proposal, our Board of Directors established a special committee consisting of independent directors to evaluate the Proposal and alternatives for the Company. The special committee retained independent financial and legal advisors to assist in its evaluation of the Proposal.
On June 10, 2014, the Company entered into a definitive agreement (the “Transaction Agreement”) with Greenlight and the Brickman Parties pursuant to which the Company will acquire JBGL for $275 million (the “Acquisition”). The Transaction Agreement was unanimously approved by the special committee of independent directors, acting on the advice of its legal and financial advisors. The Transaction Agreement was also unanimously approved by the Board of Directors of the Company other than Mr. Einhorn, who recused himself from the board’s deliberations and approval.
As consideration for the Acquisition, the Company will issue a number of shares of common stock to each of Greenlight and the Brickman Parties such that, immediately after the closing of the Acquisition, Greenlight will own 49.9% of our outstanding common stock and the Brickman Parties will own 8.4% of our outstanding common stock. To fund a portion of the cash consideration, the Company is conducting a rights offering and certain related transactions to raise gross proceeds of approximately $70 million. The remaining portion of the cash consideration will be funded through cash on hand and approximately $150 million of debt financing to be provided by Greenlight.
Consummation of the Acquisition is subject to various conditions, including receipt of the approval of a majority of the Company’s stockholders (excluding Greenlight and its affiliates), the successful completion of the rights offering, and the continued authorization for listing of the Company’s common stock on The Nasdaq Stock Market LLC (“Nasdaq”). Subject to the satisfaction of such conditions, the Acquisition is expected to be consummated in October 2014.
On May 8, 2014, The Company received a letter from the Listing Qualifications Staff (the “Staff”) of Nasdaq indicating that the Staff believed the Company is a public shell and the continued listing of its securities was no longer warranted. The Company appealed the Staff’s determination to the Nasdaq Hearings Panel (the “Panel”) and on July 1, 2014, the Company received a written decision from Nasdaq indicating that the Panel had determined to grant the Company’s request for continued listing on The Nasdaq Capital Market, provided that (1) on or before November 4, 2014, the Company closes the Acquisition, and (2) the resulting combined company satisfies all requirements for initial listing on The Nasdaq Capital Market upon consummation of the Acquisition.
The Company is diligently working to complete the Acquisition and related transactions; however, there can be no assurance that the Company will be able to do so. On July 15, 2014 the Company filed a Registration Statement on Form S-1 with the Securities and Exchange Commission to register the rights and the underlying shares of common stock to be offered in the rights offering, and a Proxy Statement in connection with its upcoming annual meeting of stockholders at which it will seek approval of the Acquisition among other matters.
At June 30, 2014, the Company retained approximately $8.1 million in cash and cash equivalents on its consolidated balance sheet. As of June 30, 2014, the Company also retained federal net operating loss (“NOL”) carryforwards in the amount of $181.3 million, which have been fully reserved against.
The accompanying consolidated financial statements have accounted for the disposition of the ethanol plants as discontinued operations. Prior year amounts have been reclassified to reflect the disposition of the ethanol plants being accounted for as discontinued operations.
At June 30, 2014, the Company owned 87.6% of the LLC membership units with the remaining 12.4% owned by certain investment funds affiliated with one of the original equity investors of the LLC. As a result, the Company consolidates the results of the LLC. The amount of income or loss allocable to the 12.4% holders is reported as noncontrolling interest in our consolidated statements of operations. The Class B common shares of the Company are held by the same investment funds who held 780,958 membership units in the LLC as of June 30, 2014 that, together with the corresponding Class B shares, can be exchanged for newly issued shares of common stock of the Company on a one-for-one basis. The proportionate value of the LLC membership units held by the investment funds other than the Company are recorded as noncontrolling interest on the consolidated balance sheets.

1.	Organization, Nature of Business, and Basis of Presentation

Organization, Nature of Business, and Basis of Presentation

BioFuel Energy Corp. (“we” or “the Company”) was incorporated as a Delaware corporation on April 11, 2006 to invest solely in BioFuel Energy, LLC (the “LLC”), a limited liability company organized on January 25, 2006 to build and operate ethanol production facilities in the Midwestern United States. The Company’s headquarters are located in Denver, Colorado. We are a shell company under federal securities laws a holding company with no operations of our own. We are the sole managing member of the LLC, which is itself a holding company and indirectly owned all of our former operating assets. As the sole managing member of the LLC, the Company operates and controls all of the business and affairs of the LLC and its subsidiaries.  The Company operated two dry-mill ethanol production facilities located in Wood River, Nebraska and Fairmont, Minnesota from June 2008 through November 2013, which produced and sold ethanol and its related co-products, primarily distillers grain and corn oil.  Each of these plants had an undenatured nameplate production capacity of approximately 110 million gallons per year (“Mmgy”).

The Company’s ethanol plants were owned and operated by the operating subsidiaries of the LLC (the “Operating Subsidiaries”).  Those Operating Subsidiaries were party to a Credit Agreement (the “Senior Debt Facility”) with a group of lenders, for which First National Bank of Omaha acted as Administrative Agent and Collateral Agent, and substantially all of the assets of the Operating Subsidiaries were pledged as collateral under the Senior Debt Facility. Neither the Company nor the LLC was a party, either as borrower or guarantor, under the Senior Debt Facility, and none of their respective assets, other than the LLC interests in the Operating Subsidiaries themselves, were pledged as collateral under the Senior Debt Facility.

In the third quarter of 2012, due to our limited and declining liquidity, our Board of Directors determined that, in order to preserve cash at the LLC, the Operating Subsidiaries would not make the regularly-scheduled payments of principal and interest that were due under the outstanding Senior Debt Facility on September 28, 2012. As a result, the Operating Subsidiaries received a Notice of Default from the Administrative Agent on behalf of the lenders under the Senior Debt Facility.    Following this initial default, the Operating Subsidiaries did not made any of the subsequent regularly-scheduled quarterly principal and interest payments.

On April 11, 2013, the Operating Subsidiaries entered into a definitive agreement (the “Lender Agreement”) with First National Bank of Omaha, as Escrow Agent under the Lender Agreement, and as Administrative Agent and Collateral Agent for the lenders under the Senior Debt Facility. Under the terms of the Lender Agreement, the Administrative Agent and the lenders agreed to provide the Operating Subsidiaries with a period of time to allow the Company to pursue one or more strategic alternatives, including but not limited to a potential sale of one or both of the Company’s ethanol plants.  Simultaneously with the execution of the Lender Agreement, the Operating Subsidiaries, the Administrative Agent and the lenders under the Senior Debt Facility also entered into a Deed in Lieu of Foreclosure Agreement and Joint Escrow Instructions (the “Deed in Lieu Agreement”), pursuant to which, among other things, the Operating Subsidiaries would transfer ownership of their respective ethanol plants, including the underlying real property, personal property and all material contracts used to operate the plants, to certain designees of the Administrative Agent and the lenders (“Newco”), in full satisfaction of all outstanding obligations under the Senior Debt Facility and in lieu of the Administrative Agent and the lenders exercising their rights and remedies under the Senior Debt Facility.

On November 5, 2013, the Company was notified by the lenders under the Senior Debt Facility and Green Plains Renewable Energy, Inc. (“Green Plains”) that a definitive agreement has been entered into for the lenders to sell the Company’s ethanol plants plus working capital to Green Plains.  On November 22, 2013, the Administrative Agent delivered written notice to the Escrow Agent directing the Escrow Agent to consummate the transfers under the Deed in Lieu Agreement, resulting in the Company’s ethanol plants and all related assets being transferred to Newco in full satisfaction of all outstanding obligations under the Senior Debt Facility.  Newco simultaneously sold the ethanol plants to Green Plains.  On November 25, 2013, the Company and certain of its subsidiaries entered into an Undertaking and Release Agreement dated as of November 22, 2013 (the “Release Agreement”) with First National Bank of Omaha, as Administrative Agent and Collateral Agent under the Senior Debt Facility.  Under the terms of the Release Agreement, the lenders paid to the Company an aggregate amount of $3,330,000 in full satisfaction of any obligations of the lenders to the Company under the Deed in Lieu Agreement.

The Company has not yet determined whether, or how, it might reinvest its remaining cash in another enterprise or return such cash to its shareholders in a liquidation or other transaction.  The accompanying consolidated financial statements have accounted for the disposition of the ethanol plants as discontinued operations. Prior year amounts have been reclassified to reflect the disposition of the ethanol plants being accounted for as discontinued operations.

At December 31, 2013, the Company owned 87.3% of the LLC membership units with the remaining 12.7% owned by an individual and by certain investment funds affiliated with one of the original equity investors of the LLC. The Class B common shares of the Company are held by the same individual and investment funds who held 795,479 membership units in the LLC as of December 31, 2013 that, together with the corresponding Class B shares, can be exchanged for newly issued shares of common stock of the Company on a one-for-one basis. The proportionate value of the LLC membership units held by the individual or investment funds other than the Company are recorded as noncontrolling interest on the consolidated balance sheets. Holders of shares of Class B common stock have no economic rights but are entitled to one vote for each share held. Shares of Class B common stock are retired upon exchange of the related membership units in the LLC.